CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Common Stock Predecessor	Common Stock	Units Successor	Additional Paid-in Capital Predecessor	Additional Paid-in Capital	Accumulated Deficit Predecessor	Accumulated Deficit Successor	Accumulated Deficit	Accumulated Other Comprehensive Loss Predecessor	Accumulated Other Comprehensive Loss Successor	Accumulated Other Comprehensive Loss	Total Members Equity (Deficit) Predecessor	Total Members Equity (Deficit) Successor	Predecessor Class F Common Stock	Class F Common Stock	Total
As of beginning at Dec. 31, 2018					$ 519			$ (3,623)								$ (3,104)
As of beginning (par value) at Dec. 31, 2018		$ 0.0001													$ 0.0001
As of beginning (in shares) at Dec. 31, 2018		3,628,585
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of equity-based compensation awards		62,389
Equity-based compensation expense					2,288											2,888
Recaptalization					2,797			6,218								9,015
Recapitalization, including transfer to temporary equity (in shares)		(1,289,093)													1,316,467
Foreign currency translation, net of tax											$ (8)					(8)
Net loss								(3,357)								(3,357)
As of ending at Dec. 31, 2019				$ 10	10	$ (13,198)		(13,198)	$ (8)		(8)	$ (13,196)				(4,181)
As of ending (par value) at Dec. 31, 2019		$ 0.0001													$ 0.0001
As of ending (in shares) at Dec. 31, 2019	2,401,881	2,401,881												1,316,467	1,316,467
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation expense				998								998
Recaptalization																9,015
Foreign currency translation, net of tax									2			2
Net loss						(1,334)						(1,334)
As of ending at Jun. 30, 2020			$ 45,070	1,008		(14,532)	$ (4,972)		(6)	$ 38		(13,530)	$ (40,136)
As of ending (in shares) at Jun. 30, 2020	2,401,881		100											1,316,467
As of beginning at Dec. 31, 2019				10	10	(13,198)		(13,198)	(8)		(8)	(13,196)				(4,181)
As of beginning (par value) at Dec. 31, 2019		$ 0.0001													$ 0.0001
As of beginning (in shares) at Dec. 31, 2019	2,401,881	2,401,881												1,316,467	1,316,467
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation expense					998											998
Foreign currency translation, net of tax											2					2
Net loss								(1,334)								(1,334)
As of ending at Jun. 21, 2020					$ 1,008			(14,532)			(6)					(13,530)
As of ending (in shares) at Jun. 21, 2020		2,401,881													1,316,467
As of beginning at Feb. 09, 2020								0			0					0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Parent's contributions			$ 45,070										45,070
Parent's contributions (in shares)			100
Foreign currency translation, net of tax										38			38			38
Net loss							(4,972)						(4,972)			(4,972)
As of ending at Jun. 30, 2020			$ 45,070	$ 1,008		$ (14,532)	(4,972)		$ (6)	38		$ (13,530)	(40,136)
As of ending (in shares) at Jun. 30, 2020	2,401,881		100											1,316,467
As of beginning at Feb. 09, 2020								0			0					0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Parent's contributions																$ 47,082
Parent's contributions (in shares)																100
Parent contributions for acquisitions																$ 5,981
Foreign currency translation, net of tax											506					506
Net loss								(14,374)								(14,374)
As of ending at Dec. 31, 2020			$ 53,063				(14,374)	(14,374)		506	506		39,195			39,195
As of ending (in shares) at Dec. 31, 2020			100
As of ending at Dec. 31, 2020			$ 53,063				(14,374)	(14,374)		506	506		39,195			39,195
As of ending (in shares) at Dec. 31, 2020			100
As of beginning at Dec. 31, 2020			$ 53,063				(14,374)	$ (14,374)		506	$ 506		39,195			39,195
As of beginning (in shares) at Dec. 31, 2020			100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Parent's contributions			$ 2,110										2,110
Foreign currency translation, net of tax										(179)			(179)			(179)
Net loss							(23,575)						(23,575)			(23,575)
As of ending at Jun. 30, 2021			$ 55,173				(37,949)			327			17,551			17,551
As of ending (in shares) at Jun. 30, 2021			100
As of ending at Jun. 30, 2021			$ 55,173				$ (37,949)			$ 327			$ 17,551			$ 17,551
As of ending (in shares) at Jun. 30, 2021			100